Ordinary shares (Narrative) (Details)	12 Months Ended							0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jul. 01, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 23, 2012 USD ($)	Feb. 23, 2012 Li Meiping Ordinary Shares [Member] USD ($)	Feb. 23, 2012 Li Meiping Ordinary Shares [Member] CNY	Sep. 30, 2013 Li Meiping Ordinary Shares [Member] USD ($)	Sep. 30, 2013 Li Meiping Ordinary Shares [Member] CNY	Sep. 30, 2013 Michael Xiangyu Chen [Member] USD ($)	Sep. 30, 2013 Michael Xiangyu Chen [Member] CNY
Ordinary shares, par value	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000				409,472,700	500,000,000
Common Stock, Shares, Issued	173,912,753	173,912,753				41,032,120
Ordinary shares, shares outstanding	173,912,753	173,912,753				41,032,120
Shares repurchased by the Company												1,707,880	1,707,880
Repurchased by the Company			4,457,000									$ 720,000	4,456,512
Ordinary shares repurchased, price paid per share										$ 0.4216		$ 0.42158	2.6093
Deemed dividend			29,075,000	300,000				48,000	300,000	4,747,000	29,075,000
Common Stock, Voting Rights
Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Common Stock, Value Authorized	$ 50,000